Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	81
Present value of funded obligations	$ 7,703,000,000	$ 7,333,000,000
Employee benefit net	2,964,000,000	2,834,000,000
Fair value of the plan assets	207,000,000
Increase in employee benefit net liability	353,000,000
Actual return on plans assets resulting to gain (losses)	$ 500,000,000	$ 797,000,000
Weighted average duration of the benefit benefit obligation	13 years 10 months 24 days	13 years 9 months 18 days
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plans	$ 91,000,000	$ 101,000,000	$ 109,000,000
Retirement or Leaving Service Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	60
Medical Cost Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	17
Medical Cost Plans [Member] | Brazil [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	2
Present value of funded obligations	$ 126,000,000
Net liability recognized in the balance sheet	$ 0
Other Long Term Employee Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	4
Active Employees [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 1,800,000,000
Deferred [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	1,900,000,000
Members in Retirement [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	4,800,000,000
Funded Defined Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	289,000,000
Unfunded Defined Benefit Plans And Post Retirement Medical Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	$ 74,000,000